Lease (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Lease
Operating lease cost	$ 21,498	$ 21,498	$ 85,992	$ 70,830
Short-term lease cost	29,593	6,651	75,252	8,816
Variable lease cost	2,732	0	22,125	8,698
Total lease cost	$ 53,823	$ 28,149	$ 183,369	$ 88,344